Finance receivables, net (Details 1) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Not past due	¥ 29,069,556	¥ 13,497,984
Financing Receivable, Recorded Investment, Past Due	29,925,774	13,705,521
Allowance for credit losses	(134,169)	(22,486)	¥ 0
Finance receivables, net	29,791,605	13,683,035
- Up to 1 month
Financing Receivable, Recorded Investment, Past Due	411,830	110,032
- 1 to 3 months
Financing Receivable, Recorded Investment, Past Due	198,671	40,331
- 3 to 6 months
Financing Receivable, Recorded Investment, Past Due	177,070	37,584
- Over 6 months
Financing Receivable, Recorded Investment, Past Due	¥ 68,647	¥ 19,590